Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Other Non-Current Assets [Abstract]
Deferred Tax Asset	$ 56,310
Lease deposits	407	7,138
Other deposits		2,744
Total, net	$ 56,717	$ 9,882